FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	¥ 1,755,071	¥ 1,592,308	¥ 1,595,504
Liabilities	879,236	735,773	¥ 742,614
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	14,299	35,069
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,729	13,571
Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	219	1,183
Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,209	5,500
Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	709	7,013
Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,520	8,071
Level 3 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	13,371	26,873
Derivative financial instruments | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,729	13,571
Derivative financial instruments | Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,209	5,500
Derivative financial instruments | Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,520	8,071
Structured deposits | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	3,318	25,550
Structured deposits | Level 3 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	3,318	25,550
Equity investments | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	1,521	1,450
Equity investments | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	1	182
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	90	127
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	1	182
Equity investments | Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	1,431	1,323
Derivative financial instruments | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	837	7,887
Derivative financial instruments | Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	128	874
Derivative financial instruments | Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	709	¥ 7,013
Trade accounts receivable and bills receivable (i) | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	8,622
Trade accounts receivable and bills receivable (i) | Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	¥ 8,622